Other Intangible Assets - Others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Intangible Assets
Other intangible assets	€ 1,385,537	€ 1,269,342	€ 1,195,302
Intangible asset purchase commitments	589	1,199
Profit (loss) incurred on disposals of intangible assets	8,101	(83)
Impairment loss		63,675
Plasma center licenses
Other Intangible Assets
Other intangible assets	26,917	26,631
Development costs
Other Intangible Assets
Other intangible assets	206,087	183,281
Self-constructed
Other Intangible Assets
Other intangible assets	€ 58,254	€ 49,782